UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

DWS LifeCompass 2015 Fund, DWS LifeCompass 2020 Fund,

DWS LifeCompass 2030 Fund, DWS LifeCompass 2040 Fund and

DWS LifeCompass Retirement Fund,

Each a Series of DWS Target Date Series

Investment Company Act file number 811-8606

DWS Target Date Series

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

John Millette

Secretary

One Beacon Street

Boston, MA 02108-3106

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-295-1000

Date of fiscal year end: 08/31

Date of reporting period: 7/1/08-6/30/09

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-08606
Reporting Period: 07/01/2008 - 06/30/2009
DWS Target Date Series

===================== A   DWS LIFECOMPASS RETIREMENT FUND ======================

DWS Japan Equity Fund
Ticker:   S-FJESX                                    Security ID:  S-23339K406
Meeting Date:  7/30/09                               Meeting Type:  Special
Record Date:   4/14/09
#Proposal                           Mgt Rec            Vote Cast        Sponsor
1.       Approve merger agreement     For            For & Against    Management

DWS Equity Partners Fund
Ticker:   Inst-FLIPX                                Security ID:  Inst-23339H403
Meeting Date:  10/21/08                             Meeting Type:  Special
Record Date:   08/26/08

#Proposal                         Mgt Rec             Vote Cast         Sponsor
1.       Approve merger agreement   For              For & Against    Management

DWS Small Cap Value Fund
Ticker:   S-SCSUX                                    Security ID:  S-23337G878
Meeting Date:  7/10/08                               Meeting Type:  Special
Record Date:  4/29/08

#Proposal                         Mgt Rec              Vote Cast        Sponsor
1.       Approve merger agreement   For              For & Against    Management

DWS Blue Chip Fund
Ticker:   S-KBCSX                                    Security ID:
Meeting Date:      8/15/08                           Meeting Type:  Special
Record Date:       1/3/08
#Proposal                         Mgt Rec          Vote Cast          Sponsor
1.  Approval of Amended             For           For & Against      Management
    and Restated Dec of Trust

DWS Technology Fund
Ticker:   INST-KCTIX                                 Security ID:
Meeting Date:      8/15/08                           Meeting Type:  Special
Record Date:       1/3/08
#Proposal                         Mgt Rec         Vote Cast            Sponsor
1.  Approval of Amended             For         For & Against        Management
    and Restated Dec of Trust

DWS Disciplined Long/Short Value Fund
Ticker:   INST-LSVIX                                 Security ID:
Meeting Date:      8/15/08                           Meeting Type:  Special
Record Date:       1/3/08
#Proposal                         Mgt Rec        Vote Cast            Sponsor
1.  Approval of Amended             For        For & Against        Management
    and Restated Dec of Trust

========================= B  DWS LIFECOMPASS 2020 FUND =========================

DWS Japan Equity Fund
Ticker:   S-FJESX                                    Security ID:  S-23339K406
Meeting Date:  7/30/09                               Meeting Type:  Special
Record Date:   4/14/09
#Proposal                           Mgt Rec            Vote Cast        Sponsor
1.       Approve merger agreement     For            For & Against    Management

DWS Equity Partners Fund
Ticker:   Inst-FLIPX                                Security ID:  Inst-23339H403
Meeting Date:  10/21/08                             Meeting Type:  Special
Record Date:   08/26/08

#Proposal                         Mgt Rec             Vote Cast         Sponsor
1.       Approve merger agreement   For              For & Against    Management

DWS Small Cap Value Fund
Ticker:   S-SCSUX                                    Security ID:  S-23337G878
Meeting Date:  7/10/08                               Meeting Type:  Special
Record Date:  4/29/08

#Proposal                         Mgt Rec              Vote Cast        Sponsor
1.       Approve merger agreement   For              For & Against    Management

DWS Blue Chip Fund
Ticker:   S-KBCSX                                    Security ID:
Meeting Date:      8/15/08                           Meeting Type:  Special
Record Date:       1/3/08
#Proposal                         Mgt Rec          Vote Cast          Sponsor
1.  Approval of Amended             For           For & Against      Management
    and Restated Dec of Trust

DWS Technology Fund
Ticker:   INST-KCTIX                                 Security ID:
Meeting Date:      8/15/08                           Meeting Type:  Special
Record Date:       1/3/08
#Proposal                         Mgt Rec         Vote Cast            Sponsor
1.  Approval of Amended             For         For & Against        Management
    and Restated Dec of Trust

DWS Disciplined Long/Short Value Fund
Ticker:   INST-LSVIX                                 Security ID:
Meeting Date:      8/15/08                           Meeting Type:  Special
Record Date:       1/3/08
#Proposal                         Mgt Rec        Vote Cast            Sponsor
1.  Approval of Amended             For        For & Against        Management
    and Restated Dec of Trust

======================== C   DWS LIFECOMPASS 2015 FUND =========================

DWS Japan Equity Fund
Ticker:   S-FJESX                                    Security ID:  S-23339K406
Meeting Date:  7/30/09                               Meeting Type:  Special
Record Date:   4/14/09
#Proposal                           Mgt Rec            Vote Cast        Sponsor
1.       Approve merger agreement     For            For & Against    Management

DWS Equity Partners Fund
Ticker:   Inst-FLIPX                                Security ID:  Inst-23339H403
Meeting Date:  10/21/08                             Meeting Type:  Special
Record Date:   08/26/08

#Proposal                         Mgt Rec             Vote Cast         Sponsor
1.       Approve merger agreement   For              For & Against    Management

DWS Small Cap Value Fund
Ticker:   S-SCSUX                                    Security ID:  S-23337G878
Meeting Date:  7/10/08                               Meeting Type:  Special
Record Date:  4/29/08

#Proposal                         Mgt Rec              Vote Cast        Sponsor
1.       Approve merger agreement   For              For & Against    Management

DWS Enhanced S&P 500 Index  Fund
Ticker:   S-SSFFX                                     Security ID: s-23338K506
Meeting Date:      10/27/08                           Meeting Type:  Special
Record Date:       7/29/08
#Proposal                        Mgt Rec            Vote Cast          Sponsor
1.       Fee restructuring          For           For & Against      Management

DWS Blue Chip Fund
Ticker:   S-KBCSX                                    Security ID:
Meeting Date:      8/15/08                           Meeting Type:  Special
Record Date:       1/3/08
#Proposal                         Mgt Rec          Vote Cast          Sponsor
1.  Approval of Amended             For           For & Against      Management
    and Restated Dec of Trust

DWS Technology Fund
Ticker:   INST-KCTIX                                 Security ID:
Meeting Date:      8/15/08                           Meeting Type:  Special
Record Date:       1/3/08
#Proposal                         Mgt Rec         Vote Cast            Sponsor
1.  Approval of Amended             For         For & Against        Management
    and Restated Dec of Trust

DWS Disciplined Long/Short Value Fund
Ticker:   INST-LSVIX                                 Security ID:
Meeting Date:      8/15/08                           Meeting Type:  Special
Record Date:       1/3/08
#Proposal                         Mgt Rec        Vote Cast            Sponsor
1.  Approval of Amended             For        For & Against        Management
    and Restated Dec of Trust

======================== D   DWS LIFECOMPASS 2030 FUND =========================

DWS Japan Equity Fund
Ticker:   S-FJESX                                    Security ID:  S-23339K406
Meeting Date:  7/30/09                               Meeting Type:  Special
Record Date:   4/14/09
#Proposal                           Mgt Rec            Vote Cast        Sponsor
1.       Approve merger agreement     For            For & Against    Management

DWS Equity Partners Fund
Ticker:   Inst-FLIPX                                Security ID:  Inst-23339H403
Meeting Date:  10/21/08                             Meeting Type:  Special
Record Date:   08/26/08

#Proposal                         Mgt Rec             Vote Cast         Sponsor
1.       Approve merger agreement   For              For & Against    Management

DWS Small Cap Value Fund
Ticker:   S-SCSUX                                    Security ID:  S-23337G878
Meeting Date:  7/10/08                               Meeting Type:  Special
Record Date:  4/29/08

#Proposal                         Mgt Rec              Vote Cast        Sponsor
1.       Approve merger agreement   For              For & Against    Management

DWS Blue Chip Fund
Ticker:   S-KBCSX                                    Security ID:
Meeting Date:      8/15/08                           Meeting Type:  Special
Record Date:       1/3/08
#Proposal                         Mgt Rec          Vote Cast          Sponsor
1.  Approval of Amended             For           For & Against      Management
    and Restated Dec of Trust

DWS Technology Fund
Ticker:   INST-KCTIX                                 Security ID:
Meeting Date:      8/15/08                           Meeting Type:  Special
Record Date:       1/3/08
#Proposal                         Mgt Rec         Vote Cast            Sponsor
1.  Approval of Amended             For         For & Against        Management
    and Restated Dec of Trust

DWS Disciplined Long/Short Value Fund
Ticker:   INST-LSVIX                                 Security ID:
Meeting Date:      8/15/08                           Meeting Type:  Special
Record Date:       1/3/08
#Proposal                         Mgt Rec        Vote Cast            Sponsor
1.  Approval of Amended             For        For & Against        Management
    and Restated Dec of Trust

======================== E   DWS LIFECOMPASS 2040 FUND =========================

DWS Japan Equity Fund
Ticker:   S-FJESX                                    Security ID:  S-23339K406
Meeting Date:  7/30/09                               Meeting Type:  Special
Record Date:   4/14/09
#Proposal                           Mgt Rec            Vote Cast        Sponsor
1.       Approve merger agreement     For            For & Against    Management

DWS Equity Partners Fund
Ticker:   Inst-FLIPX                                Security ID:  Inst-23339H403
Meeting Date:  10/21/08                             Meeting Type:  Special
Record Date:   08/26/08

#Proposal                         Mgt Rec             Vote Cast         Sponsor
1.       Approve merger agreement   For              For & Against    Management

DWS Small Cap Value Fund
Ticker:   S-SCSUX                                    Security ID:  S-23337G878
Meeting Date:  7/10/08                               Meeting Type:  Special
Record Date:  4/29/08

#Proposal                         Mgt Rec              Vote Cast        Sponsor
1.       Approve merger agreement   For              For & Against    Management

DWS Blue Chip Fund
Ticker:   S-KBCSX                                    Security ID:
Meeting Date:      8/15/08                           Meeting Type:  Special
Record Date:       1/3/08
#Proposal                         Mgt Rec          Vote Cast          Sponsor
1.  Approval of Amended             For           For & Against      Management
    and Restated Dec of Trust

DWS Technology Fund
Ticker:   INST-KCTIX                                 Security ID:
Meeting Date:      8/15/08                           Meeting Type:  Special
Record Date:       1/3/08
#Proposal                         Mgt Rec         Vote Cast            Sponsor
1.  Approval of Amended             For         For & Against        Management
    and Restated Dec of Trust

DWS Disciplined Long/Short Value Fund
Ticker:   INST-LSVIX                                 Security ID:
Meeting Date:      8/15/08                           Meeting Type:  Special
Record Date:       1/3/08
#Proposal                         Mgt Rec        Vote Cast            Sponsor
1.  Approval of Amended             For        For & Against        Management
    and Restated Dec of Trust

========== END NPX REPORT

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	DWS Target Date Series

By (Signature and Title)* /s/Michael G. Clark

Michael G. Clark, Chief Executive Officer

Date 8/17/09

* Print the name and title of each signing officer under his or her signature.